Income Taxes (Details) - Schedule of Reconciliation of the Income Tax Provision (Benefit) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of Reconciliation of the Income Tax Provision (Benefit) [Abstract]
U.S. federal taxes at statutory rate			$ (219,962)	$ (1,145,153)	$ (1,129,668)
State tax (net of federal benefit)			37,808
Foreign Taxes
Regulation-A Costs			24,556	368,830
Stock Registration Expenses			946,768
Non-Controlling Interest			98	152	(2,655)
Other Permanent Differences			1,979	19,101	85,182
Other
Change in valuation allowance			(586,961)	757,070	1,047,140
Total			$ 204,286